Accounts Receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 521	€ 452
Overdue by less than 1 month
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	110	118
Overdue by 1-3 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	164	161
Overdue by 3-6 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	125	87
Overdue by 6-12 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	52	35
Overdue by > 12 months
Disclosure of Financial Assets that are Either Past Due or Impaired [Line Items]
Overdue receivables gross value	€ 70	€ 51